CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS̕̕ DEFICIT (FY) - USD ($)	Common Stock [Member] Class A Ordinary Shares [Member]	Common Stock [Member] Class B Ordinary Shares [Member]		Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Class A Ordinary Shares [Member]	Total
Beginning balance at Mar. 21, 2024	$ 0	$ 0		$ 0	$ 0		$ 0
Beginning balance (in Shares) at Mar. 21, 2024	0	0
Issuance of Class B ordinary shares to Sponsor	$ 0	$ 216		24,784	0		25,000
Issuance of Class B ordinary shares to Sponsor (in Shares)	0	2,156,250	[1]
Sale of Private Placement Shares	$ 29	$ 0		2,862,471	0		2,862,500
Sale of Private Placement Shares (in Shares)	286,250	0
Allocated value of transaction costs to Class A ordinary shares	$ 0	$ 0		(15,969)	0		(15,969)
Accretion for Class A ordinary shares subject to redemption amount	0	0		(2,871,286)	(4,026,758)	$ (6,898,044)	(6,898,044)
Net income	0	0		0	1,910,392		1,910,392
Ending balance at Dec. 31, 2024	$ 29	$ 216		0	(2,116,366)		(2,116,121)
Ending balance (in Shares) at Dec. 31, 2024	286,250	2,156,250	[1]
Accretion for Class A ordinary shares subject to redemption amount	$ 0	$ 0		0	(934,513)		(934,513)
Net income	0	0		0	678,555		678,555
Ending balance at Mar. 31, 2025	$ 29	$ 216		0	(2,372,324)		(2,372,079)
Ending balance (in Shares) at Mar. 31, 2025	286,250	2,156,250
Beginning balance at Dec. 31, 2024	$ 29	$ 216		0	(2,116,366)		(2,116,121)
Beginning balance (in Shares) at Dec. 31, 2024	286,250	2,156,250	[1]
Net income							1,433,402
Ending balance at Jun. 30, 2025	$ 29	$ 216		0	(2,265,520)		(2,265,275)
Ending balance (in Shares) at Jun. 30, 2025	286,250	2,156,250
Beginning balance at Dec. 31, 2024	$ 29	$ 216		0	(2,116,366)		(2,116,121)
Beginning balance (in Shares) at Dec. 31, 2024	286,250	2,156,250	[1]
Accretion for Class A ordinary shares subject to redemption amount	$ 0	$ 0		0	(3,518,021)	$ (3,518,021)	(3,518,021)
Net income	0	0		0	837,468		837,468
Ending balance at Dec. 31, 2025	$ 29	$ 216		0	(4,796,919)		(4,796,674)
Ending balance (in Shares) at Dec. 31, 2025	286,250	2,156,250
Beginning balance at Mar. 31, 2025	$ 29	$ 216		0	(2,372,324)		(2,372,079)
Beginning balance (in Shares) at Mar. 31, 2025	286,250	2,156,250
Accretion for Class A ordinary shares subject to redemption amount	$ 0	$ 0		0	(648,043)		(648,043)
Net income	0	0		0	754,847		754,847
Ending balance at Jun. 30, 2025	$ 29	$ 216		0	(2,265,520)		(2,265,275)
Ending balance (in Shares) at Jun. 30, 2025	286,250	2,156,250
Beginning balance at Dec. 31, 2025	$ 29	$ 216		0	(4,796,919)		(4,796,674)
Beginning balance (in Shares) at Dec. 31, 2025	286,250	2,156,250
Accretion for Class A ordinary shares subject to redemption amount	$ 0	$ 0		0	(807,085)		(807,085)
Net income	0	0		0	(51,749)		(51,749)
Ending balance at Mar. 31, 2026	$ 29	$ 216		0	(5,655,753)		(5,655,508)
Ending balance (in Shares) at Mar. 31, 2026	286,250	2,156,250
Beginning balance at Dec. 31, 2025	$ 29	$ 216		0	(4,796,919)		(4,796,674)
Beginning balance (in Shares) at Dec. 31, 2025	286,250	2,156,250
Net income							(166,692)
Ending balance at Jun. 30, 2026	$ 29	$ 216		0	(6,297,078)		(6,296,833)
Ending balance (in Shares) at Jun. 30, 2026	286,250	2,156,250
Beginning balance at Mar. 31, 2026	$ 29	$ 216		0	(5,655,753)		(5,655,508)
Beginning balance (in Shares) at Mar. 31, 2026	286,250	2,156,250
Accretion for Class A ordinary shares subject to redemption amount	$ 0	$ 0		0	(526,382)		(526,382)
Net income	0	0		0	(114,943)		(114,943)
Ending balance at Jun. 30, 2026	$ 29	$ 216		$ 0	$ (6,297,078)		$ (6,296,833)
Ending balance (in Shares) at Jun. 30, 2026	286,250	2,156,250

[1]	This number includes up to 281,250 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter (Notes 4 and 6). On June 13, 2024, the underwriter exercised its over-allotment option in full as part of the closing of the Initial Public Offering. As such, 281,250 Founder Shares were no longer subject to forfeiture.